Financial risk management - Market risk, value at risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level	99.00%
Holding period	21 days
Number of workdays	0 days
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of workdays	94 days
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of workdays	252 days
Trading Book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	R$ 6,645	R$ 39,861
Diversification effects (correlation)	1,758	17,939
Value-at-Risk	4,887	21,921
Trading Book | Price index coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	4,882	4,262
Trading Book | Pre fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	83	6,319
Trading Book | Foreign currency coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor		365
Trading Book | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	80	2,014
Trading Book | Shares prices
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	1,599	4,056
Trading Book | Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor		22,845
Banking Book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	452,045	191,893
Diversification effects (correlation)	84,587	18,491
Value-at-Risk	367,458	173,402
Banking Book | Price index coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	364,502	169,917
Banking Book | Pre fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	49,577	20,345
Banking Book | Interest rate Coupons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	36,555	1,631
Banking Book | Shares prices
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Factor	R$ 1,412	R$ 20,345